Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill

The following is a summary of the activity in goodwill:

(in millions)

December 31, 2012	$512
Additions	7
Currency translations and other adjustments	5

December 31, 2013	524
Additions	75
Currency translations and other adjustments	(34)

December 31, 2014	$565

Indefinite-lived intangible assets

The following is a summary of the Company’s other intangible assets:

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total

December 31, 2014
Gross other intangible assets	$440	$29	$149	$618
Accumulated amortization	(133)	(26)	—	(159)

Other intangible assets, net	$307	$3	$149	$459

December 31, 2013
Gross other intangible assets	$192	$33	$288	$513
Accumulated amortization	(139)	(25)	—	(164)

Other intangible assets, net	$53	$8	$288	$349